Operating Expenses by Nature - Schedule of operating expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Expenses by nature [abstract]
Salaries and benefits	$ 21,116	$ 12,202
Professional fees	11,962	9,811
Facilities	6,550	6,895
Selling, general and administrative	13,915	14,409
Consulting	4,379	7,425
Travel	265	2,051
Total selling, general and administrative expense	$ 58,187	$ 52,793